Accrued Expenses (FY) (Details) - USD ($)	Sep. 30, 2018		Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses [Abstract]
Accrued research and development costs	$ 224,786	[1]	$ 2,857,025	$ 654,795
Accrued professional fees	404,940		267,646	366,394
Accrued compensation	41,605		1,886,638	1,866,255
Accrued other	214,615		385,896	319,434
Deferred rent	31,925		25,000	6,837
Total	$ 917,871		$ 5,422,205	$ 3,213,715

[1]	Balance as of September 30, 2018 represents estimated close down NEWTON 2 trial costs.